UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22764

CPG Carlyle Commitments Master Fund, LLC

(Exact name of registrant as specified in charter)

660 Fifth Avenue

New York, New York 10103

(Address of principal executive offices) (Zip code)

Alex Lee

c/o Macquarie Wealth Advisors, LLC

660 Fifth Avenue

New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Statements

(Unaudited)

For the Period From April 1, 2025

to September 30, 2025

CPG Carlyle Commitments Master Fund, LLC

Table of Contents

September 30, 2025

Consolidated Schedule of Investments	3
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Statement of Cash Flows	11
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	13
Other Information (Unaudited)	23

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)

September 30, 2025

	Geographic	Financing	Acquisition			Percentage of
Investment Funds - (99.18%)	Region	Stage	Date	Cost	Fair Value	Net Assets
Co-Investments - (13.55%)
Access Holdings (FPG II) L.P.(a)(b)(c)	North America	Buyout	5/24/2024	$1,842,964	$0	0.00	%(d)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	Growth	9/28/2018	10,346,726	15,732,270	2.28%
Carlyle Eagle Co-Investment, L.P.(a)(b)(e)	North America	Buyout	2/15/2018	2,175,056	13,950,758	2.03%
Carlyle Encore Co-Investment II, L.P.(a)(b)	North America	Buyout	10/22/2024	15,037,500	17,097,725	2.48%
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	Growth	6/29/2018	15,593,415	10,749,931	1.56%
Carlyle Jumper Co-Investment, L.P.(a)	North America	Buyout	12/12/2023	15,395,326	19,420,555	2.82%
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	Buyout	11/11/2016	143,119	272,514	0.04%
Carlyle RDSL Co-Investment, L.P.(a)(b)(f)	South America	Growth	9/30/2015	505,124	0	0.00	%(d)
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	Growth	9/30/2015	9,565,027	8,348,670	1.21%
Matador Co-Investment, SCSp(a)(b)(f)	Europe	Special Situations	9/30/2019	5,347,196	6,447,996	0.94%
Nash Co-Investment, L.P.(a)(b)(f)	Africa	Buyout	10/10/2017	83,677	7,693	0.00	%(d)
Neptune Co-Investment, L.P.(a)(b)(f)	Europe	Buyout	6/23/2017	228,652	1,290,489	0.19%
Reciprocal Capital Holdings LLC(a)(b)(g)	Asia/Pacific	Growth	1/30/2018	14,342,022	0	0.00	%(d)
Total Co-Investments				90,605,804	93,318,601
Primary Investments - (40.50%)
Carlyle Asia Partners Growth I, L.P.(a)(b)(f)	Asia/Pacific	Growth	5/23/2016	9,330,455	2,858,404	0.42%
Carlyle Asia Partners IV, L.P.(a)(f)	Asia/Pacific	Buyout	5/25/2014	23,665,117	3,751,736	0.54%
Carlyle Asia Partners V, L.P.(a)(b)(f)	Asia/Pacific	Buyout	10/30/2017	60,976,444	68,141,051	9.89%
Carlyle Asia Partners VI, L.P.(a)(b)(f)	Asia/Pacific	Buyout	3/6/2023	0	(1,787,909)	-0.26%
Carlyle Europe Technology Partners III, L.P.(a)(b)(f)	Europe	Growth	3/28/2015	4,579,532	4,582,305	0.67%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(f)	Europe	Growth	11/30/2018	9,252,470	10,883,399	1.58%
Carlyle Europe Technology Partners V, SCSp(a)(b)(f)	Europe	Growth	3/11/2022	17,623,908	17,430,559	2.53%
Carlyle Global Financial Services Partners II, L.P.(a)(b)(f)	Global	Buyout	6/30/2014	3,078,229	3,183,803	0.46%
Carlyle Global Financial Services Partners III, L.P.(a)(b)(h)	Global	Buyout	6/30/2017	11,721,480	16,767,369	2.43%
Carlyle International Energy Partners II, SCSp(a)(b)(f)	Global	Special Situations	11/30/2018	10,026,421	8,301,276	1.21%
Carlyle International Energy Partners, L.P.(a)(b)(f)	Global	Special Situations	3/12/2014	17,926,008	14,851,665	2.16%
Carlyle Japan International Partners V, L.P.(a)(b)(f)	Asia/Pacific	Buyout	4/20/2024	55,832	(246,735)	-0.04%
Carlyle Partners VI, L.P.(a)(b)(f)	North America	Buyout	9/20/2013	6,123,871	4,134,372	0.60%
Carlyle Partners VII, L.P.(a)(f)(i)	North America	Buyout	11/29/2017	22,105,408	26,862,495	3.90%
Carlyle Partners VIII, L.P.(a)(f)(j)	North America	Buyout	9/10/2021	18,087,454	20,781,304	3.02%
Coatue Growth Fund V-B, L.P.(a)(b)(f)	North America	Growth	3/31/2024	653,161	856,561	0.12%
CVC Credit Partners Global Special Situations Fund II, S.C.Sp(a)(f)	Europe	Special Situations	6/6/2019	7,189,931	10,058,630	1.46%
Hunter Point Capital Structured Notes Issuer, LLC(a)(b)(f)	North America	Special Situations	12/30/2022	3,863,752	3,804,331	0.55%
JLL Partners Fund VII, L.P.(a)(f)	North America	Buyout	3/31/2016	5,097,762	4,301,598	0.62%
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(f)	North America	Buyout	9/16/2019	3,251,856	3,181,061	0.46%
Riverside Micro-Cap Fund VI, L.P.(a)(b)(f)	North America	Buyout	8/26/2021	8,258,509	8,450,136	1.23%
Spring Bridge Partners, L.P.(a)(b)(f)	North America	Buyout	9/17/2019	5,541,341	6,236,872	0.91%
Tiger Global Private Investment Partners XV, L.P.(a)(b)(f)	North America	Growth	3/18/2022	9,833,794	7,412,877	1.08%
Vitruvian Investment Partnership IV(a)(b)(f)	Europe	Growth	8/31/2020	9,993,897	13,073,745	1.90%
Warburg Pincus Financial Sector II, L.P.(a)(b)(f)	North America	Growth	6/9/2022	12,082,101	21,052,484	3.06%
Total Primary Investments				280,318,733	278,923,389
Secondary Investments - (45.13%)

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)

September 30, 2025

	Geographic	Financing	Acquisition			Percentage of
Investment Funds - (99.18%)	Region	Stage	Date	Cost	Fair Value	Net Assets
Access Holdings (FPG) L.P.(a)(b)(c)	North America	Buyout	7/22/2021	$8,376,341	$0	0.00	%(d)
AE Industrial Partners Extended Value Fund, L.P.(a)(b)	North America	Buyout	6/2/2021	978,620	457,798	0.07%
ASP Helios III, L.P.(a)(f)	Europe	Buyout	4/29/2022	13,994,313	27,381,954	3.98%
ASP Jordan, L.P.(a)(f)	Europe	Buyout	4/21/2023	14,323,580	28,743,761	4.17%
ASP Oyster, L.P.(a)(b)(f)	Europe	Buyout	4/21/2023	15,521,131	21,676,145	3.15%
Audax Private Equity Fund, L.P.(a)(b)	North America	Buyout	9/30/2016	0	2,495	0.00	%(d)
Blue Point Capital Partners II, L.P.(a)(b)	North America	Growth	10/23/2020	0	126,666	0.02%
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	Buyout	4/2/2014	82,978	9,071	0.00	%(d)
Brentwood Associates Opportunities Fund, L.P.(a)(b)(f)	North America	Growth	4/1/2021	2,545,851	2,460,130	0.36%
Carlyle Asia Partners IV Access Fund, LLC(a)(b)(f)	Asia/Pacific	Buyout	12/31/2018	20,777	427,485	0.06%
Carlyle Asia Partners IV, L.P.(a)(f)	Asia/Pacific	Buyout	5/24/2017	705,173	10,039,547	1.46%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(f)	Europe	Growth	10/31/2017	139,816	30,879	0.00	%(d)
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(b)(f)	North America	Growth	9/30/2016	528	0	0.00	%(d)
Carlyle Europe Partners II, L.P.(a)(b)(f)	Europe	Buyout	7/1/2013	0	247,055	0.04%
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	Buyout	4/2/2014	2,342,910	34,228	0.00	%(d)
Carlyle Europe Technology Partners II, L.P.(a)(b)(f)	Europe	Growth	12/31/2018	292	0	0.00	%(d)
Carlyle Europe Technology Partners III, L.P.(a)(b)(f)	Europe	Growth	1/24/2022	7,915,592	5,090,648	0.74%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(f)	Europe	Growth	1/24/2022	3,822,784	3,262,455	0.47%
Carlyle Fourmi Co-Investment, L.P.(a)(b)	North America	Growth	1/18/2024	18,433,236	14,931,087	2.17%
Carlyle Global Financial Services Partners II L.P.(a)(b)(f)	Global	Buyout	12/31/2017	720,172	5,371,785	0.78%
Carlyle Global Financial Services Partners, L.P.(a)(b)(f)	Global	Buyout	6/30/2014	0	193,566	0.03%
Carlyle Infrastructure Partners, L.P.(a)(b)(c)(f)	North America	Buyout	8/29/2014	1,418,216	452,445	0.07%
Carlyle International Energy Partners, L.P.(a)(b)(f)	Global	Special Situations	12/29/2017	4,459,458	3,465,389	0.50%
Carlyle Mena Partners, L.P.(a)(b)(f)	Middle East/North Africa	Buyout	9/28/2018	0	37,561	0.01%
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	Credit	12/30/2015	7,568,929	2,864,166	0.42%
Carlyle Partners V Co-Investment, L.P.(a)	North America	Buyout	4/2/2014	431,763	354,277	0.05%
Carlyle Partners V, L.P.(a)(b)(f)	North America	Buyout	6/28/2013	0	3,430,893	0.50%
Carlyle Partners VI Co-Investment A (Cayman), L.P.(a)(b)	North America	Buyout	8/31/2014	144,583	0	0.00	%(d)
Carlyle Partners VI, L.P.(a)(b)(f)	North America	Buyout	7/6/2016	0	1,790,597	0.26%
Carlyle Realty Partners VI, L.P.(a)(b)(f)	North America	Buyout	4/25/2018	98,083	66,499	0.01%
Carlyle South America Buyout Fund, L.P.(a)(b)	South America	Buyout	10/31/2017	0	20,325	0.00	%(d)
Carlyle Strategic Partners II, L.P.(a)(b)(f)	North America	Special Situations	8/16/2013	2,205,745	0	0.00	%(d)
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	Special Situations	4/2/2014	406	112,993	0.02%
Carlyle U.S. Equity Opp Fund II Coinvestment, L.P.(a)	North America	Growth	3/15/2019	122	0	0.00	%(d)
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)(b)(f)	North America	Growth	3/20/2018	269,204	4,110,874	0.60%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(f)	North America	Growth	12/31/2018	0	99,347	0.01%
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)(f)	North America	Buyout	9/30/2014	2,014,789	0	0.00	%(d)
Cerberus Institutional Overseas IV, Ltd.(a)(b)(f)	North America	Special Situations	7/1/2018	0	120,087	0.02%

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)

September 30, 2025

	Geographic	Financing	Acquisition			Percentage of
Investment Funds - (99.18%)	Region	Stage	Date	Cost	Fair Value	Net Assets
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(f)	North America	Special Situations	10/17/2019	$0	$6,004	0.00	%(d)
Cerberus International SPV, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	314,543	0.05%
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	Special Situations	6/13/2016	0	171,776	0.02%
Cerberus International, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	153,648	0.02%
Coatue Growth Fund V(a)(b)(f)	North America	Growth	7/14/2023	1,590,930	2,525,328	0.37%
Delta-V CI, L.P.(a)(b)(f)	North America	Growth	10/8/2024	3,030,000	4,705,271	0.68%
Delta-V PS, L.P.(a)(b)	Israel	Growth	5/1/2023	5,185,000	12,145,117	1.76%
ECP R&T Feeder Fund, L.P.(a)(b)(f)	North America	Buyout	3/19/2025	7,005,164	8,011,609	1.16%
Euro Wagon II, L.P.(a)(b)	North America	Special Situations	7/1/2016	0	103,315	0.01%
FB HA Holdings, L.P.(a)(b)(c)	North America	Growth	8/30/2021	466,506	4,392,663	0.64%
Harbinger Streamline Offshore Fund, LLC(a)(b)	North America	Special Situations	7/1/2018	768,168	0	0.00	%(d)
Icon Software Partners, L.P. Class B(a)(b)(f)	North America	Growth	9/1/2020	173,759	9,217,375	1.34%
Jll Partners Fund V, L.P.(a)(b)(f)	North America	Buyout	12/30/2015	1,842,391	1,595,503	0.23%
Laverne Buyer Holdings I, LLC(a)(b)	North America	Growth	4/10/2018	0	429,022	0.06%
Laverne Buyer Holdings II, LLC(a)(b)	North America	Growth	4/10/2018	0	207,733	0.03%
Laverne Buyer Holdings III, LLC(a)(b)	North America	Growth	4/10/2018	4,812,405	4,030,905	0.59%
Laverne Buyer Holdings V, LLC(a)(b)	North America	Growth	4/10/2018	1,350,510	853,964	0.12%
LEP Opportunities II, L.P.(a)(b)(f)	North America	Buyout	7/6/2022	14,420,227	17,656,435	2.56%
Mena Co-Investment, L.P.(a)(b)	Middle East/North Africa	Buyout	4/2/2014	11,861	133,947	0.02%
Neoma Private Equity Fund IV, L.P.(a)(b)(f)	Middle East/North Africa	Buyout	12/31/2017	5,842,428	2,718,027	0.39%
New Enterprise Associates 10, L.P.(a)(b)	North America	Growth	4/5/2017	0	89,374	0.01%
Newport Global Opportunities Fund, L.P.(a)(b)(c)	North America	Buyout	12/29/2014	8,158,631	3,063,731	0.44%
OCM Opportunities Fund VII (Cayman) Ltd.(a)(b)	North America	Special Situations	10/17/2019	97,255	0	0.00	%(d)
OCM Opportunities Fund VII, L.P.(a)(b)	North America	Special Situations	10/17/2019	8,734	0	0.00	%(d)
OCM Opportunities Fund VIIB (Cayman) Ltd.(a)(b)(f)	North America	Special Situations	10/17/2019	531	0	0.00	%(d)
Passero 18, L.P.(a)(b)	North America	Buyout	6/22/2018	472,371	11,355,372	1.65%
Pegasus WSJLL Fund, L.P.(a)(b)(f)	North America	Buyout	12/15/2021	13,227,194	15,211,522	2.21%
Presidio Investors Elv Continuation Fund, L.P.(a)(b)(f)	North America	Buyout	12/16/2022	9,701,820	14,986,659	2.18%
Revelstoke EPIC Fund I, L.P.(a)(b)(f)	North America	Growth	8/26/2019	14,138,968	21,186,438	3.08%
Riverside Micro-Cap Fund III, L.P.(a)(b)(f)	North America	Buyout	5/1/2019	0	4,626,116	0.67%
Riverstone Global Energy & Power Fund V, L.P.(a)(b)(c)(f)	North America	Buyout	9/30/2014	10,295,021	528,151	0.08%
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(b)(c)(f)	North America	Buyout	9/30/2014	5,164,077	0	0.00	%(d)
Riverstone/Carlyle Renewable & Alternate Energy Fund II, L.P.(a)(b)(c)(f)	North America	Buyout	11/12/2014	725,760	36,696	0.01%
Strategic Value Global Opportunities Feeder Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,832,025	0	0.00	%(d)
Strategic Value Global Opportunities Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	122,510	0	0.00	%(d)
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,917,818	4,098,055	0.59%
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	168,691	356,422	0.05%
Styx International, Ltd. Series 1(a)(b)	North America	Credit	7/1/2018	96,923	83,346	0.01%
Styx International, Ltd. Series 4(a)(b)	North America	Credit	7/1/2018	45,700	39,298	0.01%
Styx International, Ltd. Series 5(a)(b)	North America	Credit	7/1/2018	21,165	18,201	0.00	%(d)
Tiger Global XV(a)(b)(f)	North America	Growth	7/14/2023	2,513,760	3,706,438	0.54%

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)

September 30, 2025

	Geographic	Financing	Acquisition			Percentage of
Investment Funds - (99.18%)	Region	Stage	Date	Cost	Fair Value	Net Assets
TPG AAF Partners N-A, L.P.(a)(b)(f)	North America	Buyout	6/22/2021	$0	$5,319	0.00	%(d)
Vitruvian Investment Partnership I Continuation Fund(a)(b)(f)	Europe	Growth	8/7/2019	2,994,576	8,183,464	1.19%
Warburg Pincus Energy, L.P.(a)(f)	North America	Buyout	9/28/2018	511,136	936,248	0.14%
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	Growth	9/29/2017	13,723,871	6,642,813	0.96%
Warrior Buyer Holdings, LLC(a)(b)	North America	Special Situations	10/2/2018	16,017,900	8,905,757	1.29%
Total Secondary Investments				256,991,178	310,843,813

Total Investment Funds				627,915,715	683,085,803

Short-Term Investments - (3.22%)				Cost	Fair Value
Money Market Funds - (3.22%)
Fidelity Treasury Only Money Market Fund, 3.66%(k)				2,368,519	2,368,519
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 3.64%(k)				2,374,117	2,374,117
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 3.81%(k)				2,374,788	2,374,788
Morgan Stanley Institutional Liquidity Fund, Class I, 4.02%(k)				15,025,375	15,025,375
Total Money Market Funds				$22,142,799	$22,142,799

Total Short-Term Investments				22,142,799	22,142,799

Total Investments - 102.40%				$650,058,514	$705,228,602
Liabilities in Excess of Other Assets- (2.40%)					(16,506,240)
Net Assets - 100.00%					$688,722,362

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $683,085,803, which represents 103.46% of net assets as of September 30, 2025.
(b)	Non-income producing security.
(c)	Security is held by, in its entirety or partially, by CPG TCG Acquisition Fund, LLC.
(d)	Rounds to less than 0.005%.
(e)	Security is held by MCC Eagle Holdco, LLC.
(f)	The Fund held unfunded commitments in the investment as of September 30, 2025. Total unfunded commitments amount to $248,400,792 as of September 30, 2025.
(g)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to the consolidated financial statements".
(h)	Security is held by MCC Splitter No. 3, LLC.
(i)	Security is held by MCC Splitter No. 1, LLC.
(j)	Security is held by MCC Splitter No. 2, LLC.

(k)	The rate shown is the annualized 7-day yield as of September 30, 2025.

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)

September 30, 2025

Investments as of September 30, 2025

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	13.55%
Primary Investments	40.50%
Secondary Investments	45.13%
Total Investment Funds	99.18%
Short-Term Investments
Money Market Funds	3.22%
Total Investments	102.40%
Liabilities in excess of other assets	(2.40%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2025

ASSETS
Investments, at fair value (Cost $650,058,513)	$705,228,602
Cash	49,460,499
Cash denominated in foreign currencies(Cost $15,975,093)	16,007,629
Interest receivable	203,198
Distributions from Investment Funds receivable	1,824,195
Prepaid Directors’ and Officer fees	16,999
Prepaid expenses and other assets	475,991
Total assets	773,217,113

LIABILITIES
Payable for shares repurchased, due to Feeder Fund	79,999,992
Payable to Adviser	2,405,938
Deferred tax liabilities	1,321,355
Payable for contributions to Investment Funds, not yet settled	327,675
Administration and fund accounting fees payable	134,765
Professional fees payable	61,791
Directors' and Officer fees payable	43,805
Accounts payable and other accrued expenses	199,430
Total liabilities	84,494,751
Commitments and contingencies (Note 3)
Members’ Equity – Net Assets	$688,722,362

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Operations (Unaudited)

September 30, 2025

For the Six
Months Ended
September 30, 2025
(Unaudited)
Investment Income
Interest Income	$1,633,518
Dividend Income	$1,754,858
Total investment income	$3,388,376

Expenses
Management fee	$5,171,078
Commitment fee expense	585,640
Accounting and administration fees	345,490
Professional fees	340,535
Directors' and Officer fees	65,031
Tax expense	57,068
Transfer agent fees	30,803
Custodian fees	18,857
Insurance expense	8,560
Other fees	18,890
Total expenses	6,641,952
NET INVESTMENT INCOME/(LOSS)	$(3,253,576)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other
Foreign Currency Denominated Assets and Liabilities
Net realized gain/(loss) from:
Investments	28,844,273
Foreign currency	585,920
Net change in unrealized appreciation/(depreciation) on:
Investments	(54,457,258)
Foreign Currency	(106,889)
Deferred Tax	1,826,190
Net change in unrealized appreciation/(depreciation), net of deferred taxes	(52,737,957)
NET REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND FOREIGN CURRENCY DENOMINATED ASSETS AND LIABILITIES	(23,307,764)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,561,340)

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
Changes in Net Assets Resulting from Operations
Net investment income/(loss)	$(3,253,576)	$(3,264,764)
Net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	29,430,193	54,074,945
Net change in unrealized appreciation/(depreciation) on investments and other foreign currency denominated assets and liabilities, net of income taxes	(52,737,957)	(73,353,850)
Net Change in Net Assets Resulting from Operations	(26,561,340)	(22,543,669)

Change in Net Assets Resulting from Capital Transactions
Capital contributions	–	4,226,988
Capital withdrawals	(165,001,141)	(249,459,666)
Net Change in Net Assets Resulting from Capital Transactions	(165,001,141)	(245,232,678)
Total Net Increase/(Decrease) in Net Assets	(191,562,481)	(267,776,347)

Net Assets
Beginning of period/year	880,284,843	1,148,061,190
End of period/year	$688,722,362	$880,284,843

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Cash Flows

For the Six Months
Ended
September 30, 2025
(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets resulting from operations	$(26,561,340)
Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash used in operating activities:
Purchase of investment Funds	(14,482,555)
Capital distributions received from Investment Funds, net of distributions from Investment Funds receivable	137,396,510
Net proceeds from short-term investments	44,332,589
Net realized gain from investments	(28,844,273)
Net change in unrealized appreciation/(depreciation) on investments	54,457,258
(Increase)/Decrease in Assets:
Interest receivable	206,459
Prepaid Directors' and Officer fees	34,001
Prepaid expenses and other assets	(195,597)
Increase/(Decrease) in Liabilities:
Professional fees payable	(152,500)
Directors' and Officer fees payable	9,033
Payable to Adviser	(664,117)
Administration and fund accounting fees payable	35,868
Deferred Tax Liabilities	(1,826,190)
Accounts payable and other accrued expenses	(27,753)
Net cash provided by/(used in) operating activities	163,717,393

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments for shares repurchased, net of change in payable for shares repurchased	(197,049,844)
Net cash provided by/(used in) financing activities	(197,049,844)

Net Change in cash	$(33,332,451)
Cash, beginning of period	$98,800,579
Cash, end of period	$65,468,128
* Includes cash denominated in foreign currencies.

Reconciliation of cash at the beginning of the period to the Consolidated Statement of Assets and Liabilities:
Cash	93,782,403
Cash denominated in foreign currencies	5,018,176
Cash, beginning of period	98,800,579

Reconciliation of cash at the end of the period to the Consolidated Statement of Assets and Liabilities:
Cash	49,460,499
Cash denominated in foreign currencies	16,007,629
Cash, end of period	65,468,128

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Highlights

	For the Period Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net Assets:
Net assets, end of period (in thousands)	$688,722		$880,285	$1,148,061	$1,163,541	$1,164,872	$1,014,108

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss) (1)	(0.75	%)(2)	(0.30%)	0.96%	0.61%	0.60%	(0.26%)
Total expenses(3)	1.54	%(2)	1.42%	1.37%	1.37%	1.37%	1.39%
Portfolio turnover	0.00	%(4)	0.00%	0.00%	0.07%	0.01%	0.00%
Total Return(5)	(3.15	%)(4)	(2.34%)	6.33%	1.88%	18.22%	30.86%

(1)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(2)	Net investment income/(loss) and total expenses are annualized for periods less than one full year.
(3)	Included in the above ratio are other expenses of 0.17% as of September 30, 2025, 0.22% as of March 31, 2025, 0.17% as of March 31, 2024, 0.17% as of March 31, 2023, 0.17% as of March 31, 2022, and 0.18% as March 31, 2021.
(4)	Not annualized.
(5)	Total return reflects the changes in net asset value and adjusted for cash flows related to capital contributions and withdrawals during the period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2025

1. ORGANIZATION

CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund commenced operations on June 1, 2013. CPG TCG Acquisition Fund, LLC (“CPG TCG”), MCC Eagle Holdco, LLC, MCC Splitter No. 1, LLC ("MCC Splitter No.1"), MCC Splitter No. 2, LLC ("MCC Splitter No. 2"), MCC Splitter No. 3, LLC, MCC Holdco No. 1, LLC, MCC Holdco No. 2, LLC and MCC Holdco No. 3, LLC (collectively, the "Subsidiaries") and are wholly owned entities and are consolidated in the Master Fund’s consolidated financial statements. The Master Fund’s investment adviser is Macquarie Wealth Advisers, LLC (the “Adviser”), formerly known as Central Park Advisers, LLC, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Master Fund’s investment objective is to seek attractive long-term capital appreciation. The Master Fund seeks to achieve its investment objective by investing predominantly (under normal circumstances, generally at least 80% of its assets) in the multiple alternative investment funds (“Investment Funds”), co-investments (“Co-Investments”), and direct investments (“Direct Investments”) sponsored by, or affiliated with, The Carlyle Group L.P. and its affiliates, with an emphasis on private equity funds, as more fully described in the Feeder Fund’s (as defined below) Confidential Memorandum as amended or supplemented from time to time. Investments in Investment Funds are made in the form of capital commitments, which are called by Investment Funds over time. The Master Fund’s private equity investments, therefore, generally consist of both funded and unfunded commitments; however, only funded private equity commitments are reflected in the Master Fund’s net asset value (“NAV”).

Subject to the requirements of the 1940 Act, the business and affairs of the Master Fund shall be managed under the direction of the Master Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Master Fund and in its name, to do all things necessary and proper to carry out its duties under the Master Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Master Fund shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Master Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Master Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Master Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Master Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Master Fund’s valuation designee (the “Valuation Designee”). In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Master Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The Master Fund is a master investment portfolio in a master-feeder structure. CPG Carlyle Commitments Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Master Fund. As of September 30, 2025, the Feeder Fund owned an amount that rounded to 100.00% of the Master Fund’s Interests with the Adviser owning an amount that rounded to 0.00%.

Investors generally may purchase units of beneficial interest of the Feeder Fund as of the first business day of each calendar month. Purchase proceeds do not represent the Master Fund’s capital or become the Master Fund’s assets until the first business day of the relevant calendar month.

The Master Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Cash: Cash consists of monies and interest paying deposit accounts held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund.

Short-Term Investments: Short-term investments represent investments in high quality money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation and repurchase agreements.

Forward Foreign Currency Contracts: A forward foreign currency exchange contract (“forward currency contracts”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Master Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Master Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Master Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Consolidated Statement of Assets and Liabilities as a receivable or payable and in the Consolidated Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Consolidated Statement of Operations (if applicable).

Investment Transactions: The Master Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of redemption. Dividend income is recorded on ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds are received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2025

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Fair Value of Financial Instruments: The fair value of the Master Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Master Fund values its investments in Investment Funds at fair value in accordance with FASB ASC, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Segment Reporting: The Master Fund's chief executive officer acts as the Master Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Master Fund has a single operating segment since the Master Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Master Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Master Fund's financial statements.

Federal Tax Information: It is the Master Fund’s policy to be classified as a partnership for U.S. federal income tax purposes. Each investor in the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses and the realized and unrealized gains or losses of the Master Fund. Investors in the Master Fund are individually liable for the taxes on their allocated share of such income or gains of the Master Fund. As such, the Master Fund does not have a deferred tax liability included in the Consolidated Statement of Assets and Liabilities as of September 30, 2025. No other U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund. See Consolidation of Subsidiaries below and Note 7, Income Tax, for more information.

Consolidation of Subsidiaries: These consolidated financial statements include the financial position and the results of operations of the Master Fund and the Subsidiaries, each a Delaware limited liability company. The Subsidiaries have the same investment objective as the Master Fund. CPG TCG, MCC Holdco No. 1, and MCC Holdco No. 2 (individually, "Blocker" and collectively, "Blockers") are taxed as corporations. See Note 7, Income Tax, for related tax disclosures. As of September 30, 2025, the total value of investments held by the Subsidiaries is $86,923,773 or 13.17% of the Master Fund’s net assets.

3. PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Master Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2025

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” and are excluded from the fair value hierarchy in accordance with ASC 820.

The private equity Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and Co-Investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, the Adviser on the last business day of each month end, each date that a closing occurs and at such other times as the Board shall determine. The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain criteria are met. As such, the Master Fund’s Valuation Committee oversees the valuation process of the Master Fund’s investments. The Valuation Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Master Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. Direct investments are valued based either on information supplied by the sponsor, or by a third party valuation agent.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2025

The following table represents the inputs used to value the investments at fair value on the Consolidated Statement of Assets and Liabilities within the valuation hierarchy as of September 30, 2025:

	Level 1*	Level 2*	Level 3*	Investments Measured at Net Asset Value(1)	Total
Investments
Investment Funds	$–	$–	$–	$683,085,803	$683,085,803
Short-Term Investments	22,142,799	–	–	–	22,142,799
Total	$22,142,799	$–	$–	$683,085,803	$705,228,602

* The Fund did not hold level 2 or level 3 securities at period end.

(1)These investments are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at net asset value, without adjustment, as permitted as a practical expedient.

The Master Fund’s private equity investments financing stage with their corresponding unfunded commitments and other attributes, as of September 30, 2025, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$ 397,399,710	$163,974,935	Up to 10 years	None	N/A	N/A
Growth Capital	Non-control investments in established companies with strong growth characteristics	221,409,195	50,098,782	Up to 10 years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	64,276,898	34,327,075	Up to 10 years	None	N/A	N/A

*	The information summarized in the table above represents the general terms for the specified financing stage. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their offering documents, to modify and waive such terms.

The following is a summary of investment strategies of the Investment Funds held by the Master Fund as of September 30, 2025.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

Buyout: Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

Growth Capital: Typically involves non-control investments in established companies with strong growth characteristics. Companies that receive growth capital investments typically have established customers and mature business models.

Special Situations: A broad range of private equity investments, which vary in terms of level of control, including mezzanine, distressed debt, energy/utility investments and turnarounds.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2025

Types of private equity investments that the Master Fund may make include:

Primary Investments. Primary investments (primaries) are interests or investments in newly established private equity funds. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period.

Secondary Investments. Secondary investments (secondaries) are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

Co-Investment/Direct Investments. Co-Investments are investments in an operating company that are typically held through a third party investment vehicle formed by a private equity sponsor or other institutional investor and are typically made alongside the sponsor’s (on behalf of its fund) or institutional investor’s investment in the operating company. Direct Investments involve holding an interest in securities issued by an operating company directly and not through a third-party investment vehicle. Such investments typically are made as investments in operating companies where private equity funds or other institutional investors are active investors, and are usually structured such that the private equity fund or institutional investors, as the case may be, and the lead investors, if any, collectively hold a significant interest in the operating company.

4. RELATED PARTY TRANSACTIONS

As of September 30, 2025, the Master Fund and its Subsidiaries had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Master Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Master Fund pays the Adviser a monthly fee (the “Management Fee”) computed and payable monthly, at the annual rate of 1.20% of the Master Fund’s net asset value. “Net asset value” means, for any month, the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date and calculated before giving effect to any repurchase of Interests on such date and before any reduction for any fees and expenses of the Master Fund. The Management Fee shall be prorated for any period of less than a month based on the number of days in such period. During the period ended September 30, 2025, the Adviser earned $5,171,078 of Management Fees which is included in the Consolidated Statement of Operations, of which $2,405,938 was payable at September 30, 2025 and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person”, as defined by the 1940 Act, of the Master Fund (the “Independent Directors”) receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Master Fund related to Independent Directors for the period ended September 30, 2025 was $17,309, which is included in Directors’ and Officer Fees in the Consolidated Statement of Operations.

During the period ended September 30, 2025, the Master Fund incurred a portion of the annual compensation of the Master Fund’s Chief Compliance Officer in the amount of $13,722, which is included in Directors’ and Officer Fees in the Consolidated Statement of Operation. As of September 30, 2025 $48,495 was payable and included in Directors and Officers fees payable in the Consolidated Statement of Assets and Liabilities.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2025

Certain officers and the interested director of the Master Fund are also Officers of the Adviser and the Subsidiaries, and are registered representatives of Delaware Distributors, L.P. ("DDLP"), the Feeder Fund's placement agent.

5. ADMINISTRATION AND CUSTODIAN FEES

SS&C Technologies and its affiliates, DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc., serve as administrator (the “Administrator”) to the Master Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Master Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2025, the total administration fees were $345,490 which is included in Accounting and administration fees in the Consolidated Statement of Operations, of which $134,765 was payable at September 30, 2025 and is included in Administration and fund accounting fees payable in the Consolidated Statement of Assets and Liabilities.

UMB Bank, N.A. serves as the primary custodian of the assets of the Fund.

6. INVESTMENTS

For the period ended September 30, 2025, total purchases or capital contributions to, and total proceeds from redemptions or other dispositions of investments, excluding short-term investments, amounted to $12,139,525 and $134,011,806, respectively.

The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Investment Funds. The Master Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds, subject to the review of the Advisor, as to the amounts of taxable income allocated to the Master Fund as of period ended September 30, 2025.

The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, generally subject to a preferred return and a claw back.

7. INCOME TAX

The Fund is classified as a partnership for U.S. federal income tax purposes and is not subject to entity-level federal income tax. However, the Fund owns subsidiaries that are classified as corporations ("Blockers") that are subject to federal and state income taxes and file separate tax returns. Blockers file separate federal and state income tax returns from the Fund.

The Fund and Blockers have adopted a tax year-end of September 30. In determining any required income tax balances, the Blockers measure current income tax balances by applying the enacted tax law. Deferred tax balances are recognized for the expected future tax consequences of differences that may exist between the financial accounting basis and the tax basis of assets and liabilities (temporary differences) and for tax loss carryforwards. The deferred tax balances are measured using the enacted tax rates expected to apply in the period the temporary difference is anticipated to be settled.

The recoverability of deferred tax assets is assessed separately at the Blockers, as applicable, based upon the weight of available positive and negative evidence regarding sources of future taxable income. When assessing the recoverability of deferred tax assets, significant weight is given to the period over which the deferred tax assets can be realized and the recent history of pre-tax earnings. If the Adviser concludes that it is more likely than not (a likelihood of more than 50%) that some portion or all the deferred tax assets will not be realized as stated, a valuation allowance is recognized to reduce the value of the deferred tax assets.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Blockers’ tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. The tax benefit associated with any tax position that does not meet the more-likely-than-not threshold is not recognized for financial reporting purposes. The Blockers have not recognized any tax liability for unrecognized tax benefits or expenses. The Blockers recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2025, the Blockers did not incur any interest or penalties.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2025

For financial reporting purposes, the components of income before provision for income taxes were as follows:

Period Ended September 30, 2025
Domestic	$(5,684,397)
Foreign	$–
Income (loss) before income taxes	$(5,684,397)

The provision for income tax expense (benefit) is comprised of the following:

Period Ended September 30, 2025
Current:
Federal	$–
State	$–
Foreign	$–
Total current tax expense (benefit)	$–

Deferred:
Federal	$(1,368,546)
State	$(457,644)
Foreign	$–
Total deferred tax expense (benefit)	$(1,826,190)
Total provision for income tax expense (benefit)	$(1,826,190)

The effective tax rate varies from the expected statutory tax rate of 21% as follows:

	Period Ended September 30, 2025
Federal tax (benefit) at statutory rate	$(1,193,724)	21.0%
State tax (benefit), net of federal benefit	$(243,252)	4.3%
Adjustment to deferred tax values	$(456,730)	8.0%
Return to provision	$1,148	(0.0)%
Valuation allowance change	$66,368	(1.2)%
Total provision for income tax expense (benefit)	$(1,826,190)	32.1%

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2025

Significant components of the Blocker's deferred tax assets (liabilities) recognized in the financial statements are as follows:

Period Ended September 30, 2025
Deferred tax assets:
Federal net operating loss	$229,804
State net operating loss	$28,832
Capital loss carryforward	$617,280
Total deferred tax assets	$875,916

Deferred tax liabilities:
Investment in Partnership	$(1,438,748)
Total deferred tax liabilities	$(1,438,748)
Valuation allowance:	$(758,524)
Net deferred tax assets (liabilities)	$(1,321,355)

The federal net operating loss carryover is $452,616 and does not expire. The state net operating loss carryover is $376,518; expiration varies by state law. The capital loss carryover is $2,471,984, which begins to expire if unused in the tax year ending September 30, 2024.

The Master Fund and Blockers are subject to examination by federal and state income tax authorities. The Master Fund and Blockers do not have any on-going federal or state income tax examinations. As of the balance sheet date, tax years ending after September 30, 2021 are open to examination.

8. ALLOCATION OF INVESTORS' CAPITAL

As of the last day of each Fiscal Period (as defined below), any net profit or net loss for the Fiscal Period shall be allocated among and credited to or debited against the capital accounts of the investors in accordance with their respective Master Fund percentages for such Fiscal Period. Fiscal Period means the period commencing on the first date on or as of which an investor other than the organizational investor or the Adviser is admitted to the Master Fund, and thereafter each period commencing on the day immediately following the last day of the preceding Fiscal Period, and ending at the close of business on the first to occur of the following dates: (1) the last day of a fiscal year; (2) the day preceding any day as of which a contribution to the capital of the Master Fund is made; (3) the day as of which the Master Fund repurchases any interest or portion of an interest of any member; (4) the day as of which the Master Fund admits a substituted investor to whom an interest (or portion thereof) of an investor has been transferred (unless there is no change of beneficial ownership); or (5) any other day as of which the LLC Agreement provides for any amount to be credited to or debited against the capital account of any investor, other than an amount to be credited to or debited against the capital accounts of all investors in accordance with their respective investment percentages.

9. REPURCHASE OF INVESTORS' INTERESTS

Investors do not have the right to require the Master Fund to redeem their Interests or a portion thereof. For the tender offer with a valuation date of September 30, 2025, the Board approved and the Master Fund registered to repurchase up to $80,000,000 of Interests. Repurchases of Fund units during the period ended September 30, 2025 are reflected as “Capital withdrawals” on the Consolidated Statement of Changes in Net Assets.

Repurchases for the period ended September 30, 2025:

Repurchase Date	Repurchase Dollars
June 30, 2025	85,001,149
September 30, 2025	79,999,992

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2025

10. INDEMNIFICATION

Under the Master Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the ordinary course of business, the Master Fund may enter into contracts or agreements that contain indemnification or warranties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

11. LINE OF CREDIT

The Master Fund may borrow money to manage its cash flow needs associated with calling investor commitments, satisfying capital calls, managing distributions to investors and paying ongoing expenses. The provisions of the 1940 Act provide that the Master Fund may borrow in an amount up to 33 1/3% of its total assets (including the proceeds from leverage).

The Master Fund entered into a new credit facility (the "Facility") on July 8, 2024 with Barclays Bank PLC (“Barclays”) with a maximum borrowing amount of $75,000,000, which expires on July 6, 2029, subject to the restrictions and terms of the credit agreement. For borrowing under the Facility, the Master Fund is charged 3.25% (per annum) plus SOFR (Secured Overnight Financing Rate) on the amounts borrowed. The commitment fee on the daily unused loan balance of the Line of Credit accrues at 1.10% and is included in Commitment fee expense in the Consolidated Statement of Operations. As of and for the period ended September 30, 2025, the Master Fund did not borrow under the Facility.

12. SUBSEQUENT EVENTS

In September of 2025 the Board appointed Macquarie Capital (USA) Inc. ("MCUSA") to replace DDLP as Placement Agent of the Feeder Fund, starting in October 2025. MCUSA is an affiliate of the Adviser and is an indirect subsidiary of Macquarie. Under the new placement agent agreement, MCUSA will have the same terms and fee structure as DDLP. In addition, certain officers and the interested director of the Master Fund became registered representatives of MCUSA.

Subsequent events after September 30, 2025 have been evaluated through the date the consolidated financial statements were issued. There were no events or material transactions through the date the consolidated financial statements were issued that required recognition in the consolidated financial statements.

CPG Carlyle Commitments Master Fund, LLC

Other Information (Unaudited)

September 30, 2025

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Master Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Master Fund files its complete schedule of portfolio holdings with the SEC no more than 60 days after the Master Fund’s first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. For the Master Fund, this would be for the fiscal quarters ending June 30 and December 31. The Master Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group Entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable during the period covered by this report.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings and submissions under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”) are recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission (“SEC”). Such information is accumulated and communicated to the Registrant’s Management, including its Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s Management, including the PEO and the PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

The Registrant’s PEO and PFO, or persons performing similar functions, have concluded that due to the material weakness in internal control over financial reporting described below, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are not effective as of March 31, 2025, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) and do not provide reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

Management identified a material weakness in the design and operating effectiveness of controls over the determination of the appropriate classification and presentation of cash and cash equivalents in the Registrant’s financial statements. More specifically, the controls were not designed to determine (i) the appropriate identification, classification, and presentation of cash and cash equivalents in accordance with GAAP during the new account set up process and (ii) the appropriate and consistent reporting in the Registrant’s financial statements. As a result, management did not identify that the Registrant incorrectly classified a bank account as a short-term investment instead of cash, which resulted in misstatements in the Registrant’s financial statements and disclosures.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. The foregoing material weakness resulted in the revision of the beginning of year cash balance as disclosed on the consolidated statement of cash flows in the March 31, 2025 financial statements. Additionally, this material weakness, if not remediated, could result in further misstatements related to the classification and presentation of cash and cash equivalents that would result in a material misstatement to the financial statements that would not be prevented or detected.

Management’s Remediation Plan. Subsequent to the identification of the material weakness described above, Management has developed a plan to remediate the material weakness described herein. Management’s remediation procedures include integrating the Registrant into the new account set up process. As the Registrant enters into new bank accounts, Management will determine and document the appropriate GAAP classification of such accounts and validate its application during the financial reporting process to verify appropriate and consistent presentation and disclosure in the financial statements. Management will not be able to conclude whether the steps taken will fully remediate the material weakness in its internal control over financial reporting until it has completed its remediation efforts and subsequent evaluation of their effectiveness.

b) Other than the changes to our internal controls over financial reporting described under Management’s Remediation Plan with respect to the controls over new bank accounts, there were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to Unitholders included herein that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) None.

(a)(4) None.

(a)(5) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Carlyle Commitments Master Fund, LLC

By (Signature and Title)*	/s/ Alex Lee

Alex Lee
(Principal Executive Officer)

Date	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Lee

Alex Lee
(Principal Executive Officer)

Date	December 8, 2025

By (Signature and Title)*	/s/ Trishamarie Chan

Trishamarie Chan
(Principal Financial Officer)

Date	December 8, 2025

*	Print the name and title of each signing officer under his or her signature.